Income Taxes - Schedule of Components of Net Deferred Tax Asset (Liability) (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Net operating losses (NOL) and tax credit carryforwards	$ 87,316,628	$ 76,346,005
Intangible assets and goodwill	3,486,240
Property, plant and equipment	159,149	554,187
Reserves and accruals not currently deductible for tax purposes	1,184,407	290,413
Financing fees not currently deductible for tax purposes	1,311,442	1,446,462
Research and development costs	2,863,053	3,098,560
Non-deductible interest	4,295,656	3,349,307
Other	1,251,163	1,693,301
Subtotal	101,867,738	86,778,235
Less: valuation allowance	101,380,008	83,934,321
Total net deferred tax assets	487,730	2,843,914
Intangible assets and goodwill		(1,921,815)
Right-of-use assets	(487,730)	(767,164)
Other		154,935
Total deferred tax liabilities	$ (487,730)	$ (2,843,914)